Accounts Receivable, Net - Schedule of Allowance for Expected Credit Losses (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Allowance for Expected Credit Losses [Abstract]
Beginning balance	$ 6,263,876	$ 804,784	$ 5,066,546
Addition	759,752	97,613	1,197,330
Ending balance	$ 7,023,628	$ 902,397	$ 6,263,876